COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital additional purchase commitments
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 5,241,586	¥ 3,790,769
Purchase of land use rights
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 516,061	¥ 90,938